ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative)		3 Months Ended	12 Months Ended
	May 19, 2025 $ / shares	Mar. 31, 2026 USD ($) Integer	Dec. 31, 2025 USD ($) Integer	Mar. 31, 2026	Mar. 31, 2026 Integer	Jan. 14, 2026 Integer	Dec. 31, 2025	Dec. 31, 2025 Integer	May 18, 2025 $ / shares	Feb. 06, 2025 Integer	Dec. 31, 2024 Integer
Number of limited liability companies				2				2
Number of limited partnerships in which company is sole general partner		5
Stockholder's equity reverse stock split	1-for-10
Common stock, par value | $ / shares	$ 0.10
Long term debt | $		$ 20,444,714	$ 29,973,191
Number of reportable segments		3	3
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of real estate properties					1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Homebuilder [Member]
Concentration risk, percentage		17.17%
Rental Income [Member] | Customer Concentration Risk [Member]
Number of tenants								1
Rental Income [Member] | Customer Concentration Risk [Member] | One Tenant [Member]
Concentration risk, percentage			6.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of home builders								1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Homebuilder [Member]
Concentration risk, percentage			15.90%
COLOMBIA
Number of real estate properties					3			3
NORTH DAKOTA
Number of real estate properties					3			4
CALIFORNIA
Number of real estate properties					1			1
TEXAS
Number of real estate properties					1			1
MARYLAND
Number of real estate properties					1			1
Mortgage Notes [Member]
Long-term debt maturity remainder of fiscal year | $		$ 20,400,000
Long term debt | $		$ 2,400,000	$ 30,000,000.0
Series A Common Stock [Member]
Common stock, par value | $ / shares	$ 0.01								$ 0.10
Model Home Properties [Member]
Number of limited liability companies								1
Number of limited partnerships in which company is sole general partner		2	5
Number of real estate properties								80
Commercial Property [Member]
Number of real estate properties, fee simple				9				10
Number of limited partnerships in which company is sole general partner			5
Number of real estate properties					8	1		10		2
Commercial Property [Member] | Partially Owned Properties [Member]
Number of real estate properties, fee simple					2			2
Number of real estate properties				2				2
Model Home Properties [Member]
Number of real estate properties				75	75		80	80			78
Model Home Properties [Member] | One Homebuilder [Member]
Number of real estate properties				52			56
Model Home Properties [Member] | Mortgage Notes [Member]
Long-term debt maturity remainder of fiscal year | $		$ 3,800,000
Long term debt | $		$ 2,000,000.0	$ 4,500,000
Home Builder [Member]
Number of limited partnerships in which company is sole general partner			6